Lord Abbett Series Fund

90 Hudson Street

Jersey City, New Jersey 07302-3973

May 3, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:                               Lord Abbett Series Fund

1933 Act File No. 033-31072

1940 Act File No. 811-05876

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No.29 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on April 9, 2007.

Please contact the undersigned at (201) 395-2780 if you have any questions or comments.

Sincerely yours,

/s/ Bergela Piram
Bergela Piram
Paralegal
Lord, Abbett & Co. LLC